Adoption Of New And Revised Standards And Change In Accounting Policies	12 Months Ended
Mar. 31, 2019
Adoption Of New And Revised Standards And Change In Accounting Policies [Abstract]
Adoption Of New And Revised Standards And Change In Accounting Policies
3.	Adoption of new and revised standards and change in accounting policies

(a) New and revised IFRS standards that are effective for the current year

The Company has adopted the following new or amended IFRS standards for the interim and annual periods beginning on April 1, 2018.

(i) IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

IFRS 15 specifies how and when revenue should be recognized based on a five-step model, which is applied to all contracts with customers. The Company has applied IFRS 15 retrospectively and determined that there is no change to the comparative periods or transitional adjustments required as a result of the adoption of this standard. The Company’s accounting policy for revenue recognition under IFRS 15 is to follow a five-step model to determine the amount and timing of revenue to be recognized:

1.	Identifying the contract with a customer
2.	Identifying the performance obligations within the contract
3.	Determining the transaction price
4.	Allocating the transaction price to the performance obligations
5.	Recognizing revenue when/as performance obligation(s) are satisfied.

Revenue from the sale of cannabis to medical and recreational customers is recognized when the Company transfers control of the good to the customer. In some cases, judgement is required in determining whether the customer is a business or the end consumer. This evaluation was made on the basis of whether the business obtains control of the product before transferring to the end consumer. Control of the product transfers at a point in time either upon shipment to or receipt by the customer, depending on the contractual terms.

The Company recognizes revenue in an amount that reflects the consideration that the Company expects to receive taking into account any variation that may result from rights of return.

The pattern and timing of revenue recognition under the new standard is consistent with prior year practice. There were no adjustments recognized on the adoption of IFRS 15 in the year ended March 31, 2019.

(ii) IFRS 9, Financial Instruments ("IFRS 9")

IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”). The classification is based on two criteria: the Company’s business objectives for managing the assets; and whether the financial instruments’ contractual cash flows represent “solely payments of principal and interest” on the principal amount outstanding (the “SPPI test”). Financial assets are required to be reclassified only when the business model under which they are managed has changed. All reclassifications are to be applied prospectively from the reclassification date. Financial liabilities are classified in a similar manner as under IAS 39.

The assessment of the Company’s business models for managing its financial assets was made as of the date of initial application of April 1, 2018 or on initial recognition. The assessment of whether contractual cash flows on debt investments meet the SPPI test was made based on the facts and circumstances as at the initial recognition of the financial assets.

Financial assets

Initial recognition

The Company initially recognizes financial assets at fair value on the date that the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Classification and measurement

Under IFRS 9, financial assets are initially measured at fair value. In the case of a financial asset not categorized as fair value through profit or loss (“FVTPL”), transaction costs are included. Transaction costs of financial assets carried at FVTPL are expensed in net income (loss).

Subsequent classification and measurement of financial assets depends on the Company’s business objective for managing the asset and the cash flow characteristics of the asset:

(i)

Amortized cost – Financial assets held for collection of contractual cash flows that meet the SPPI test are measured at amortized cost. Interest income is recognized as Other income (expense) in the consolidated financial statements, and gains/losses are recognized in net income (loss) when the asset is derecognized or impaired.

(ii)

Fair value through other comprehensive income (“FVOCI”) – Financial assets held to achieve a particular business objective other than short-term trading are designated at FVOCI. IFRS 9 also provides the ability to make an irrevocable election at initial recognition of a financial asset, on an instrument-by-instrument basis, to designate an equity investment that would otherwise be classified as FVTPL and that is neither held for trading nor contingent consideration arising from a business combination to be classified as FVOCI. There is no recycling of gains or losses through net income (loss). Upon derecognition of the asset, accumulated gains or losses are transferred from Other comprehensive income (“OCI”) directly to Deficit.

The Company has elected to measure its investments in the equity instruments of TerrAscend Corp. (“TerrAscend”), AusCann Group Holdings Ltd. (“AusCann”), James E. Wagner Cultivation Ltd. (“JWC”), HydRx Farms Ltd. (“HydRx”), 48North Cannabis Corp. (“48North”), LiveWell Foods Canada Inc. (“LiveWell”), Solo Growth Corporation (“Solo Growth”), Headset Inc. (“Headset”), Good Leaf, Inc. (“Good Leaf”) and certain other investees, all of which are included in Other financial assets on the consolidated statements of financial position (see Note 12), at FVOCI on transition or initial recognition as these investments are long-term and strategic in nature, and net changes in fair value are more suited to be presented in OCI.

(iii)	FVTPL – Financial assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL.

Other financial assets includes repayable debentures/royalty interests in Agripharm Corporation (“Agripharm”), Radicle Medical Marijuana Inc (“Radicle”) and JWC that were classified as loans and receivables and measured at amortized cost under IAS 39. Under IFRS 9, these investments are classified and measured at FVTPL as they fail the SPPI test. The change in classification of the investments did not impact their carrying amount on the transition date. Other financial assets also include a convertible debenture in Civilized Worldwide Inc. (“Civilized”) which is classified and measured at FVTPL as it fails the SPPI test.

Financial liabilities

The Company initially recognizes financial liabilities at fair value on the date at which the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The subsequent measurement of financial liabilities is determined based on their classification as follows:

(i)

FVTPL – Derivative financial instruments entered into by the Company that do not meet hedge accounting criteria are classified as FVTPL. Gains or losses on these types of financial liabilities are recognized in net income (loss).

(ii)

Amortized cost – All other financial liabilities are classified as amortized cost using the effective interest method. Gains and losses are recognized in net income (loss) when the liabilities are derecognized as well as through the amortization process.

Consistent with IAS 39, all financial liabilities held by the Company under IFRS 9, other than the convertible senior notes (see Note 16), are initially measured at fair value and subsequently measured at amortized cost. The convertible senior notes issued by the Company in June 2018 have been designated at FVTPL upon initial recognition as permitted by IFRS 9 as the notes contains multiple embedded derivatives.

The following table summarizes the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets and financial liabilities:

	IAS 39 Classification	IFRS 9 Classification
Cash and cash equivalents	FVTPL	Amortized cost
Marketable securities	Not applicable	FVTPL
Accounts receivable	Loans and receivables	Amortized cost
Interest receivable	Loans and receivables	Amortized cost
Other financial assets	Available for sale, loans and receivables, and FVTPL	FVOCI and FVTPL
Accounts payable and accrued liabilities	Other liabilities	Amortized cost
Long-term debt	Other liabilities	Amortized cost
Convertible senior notes	Not applicable	FVTPL
Vert Mirabel Put Liability	FVTPL	FVTPL
Acquisition consideration related liabilities	FVTPL	FVTPL

Impairment

Under IFRS 9, the Company is required to apply an expected credit loss (“ECL”) model to all debt financial assets not held at FVTPL, where credit losses that are expected to transpire in futures years are provided for, irrespective of whether a loss event has occurred or not as at the statement of financial position date. For trade receivables, the Company has applied the simplified approach under IFRS 9 and has calculated ECLs based on lifetime expected credit losses taking into considerations historical credit loss experience and financial factors specific to the debtors and general economic conditions. The Company has assessed the impairment of its amounts receivable using the expected credit loss model, and no material difference was noted.

The adoption of IFRS 9 did not result in any material transition adjustments recognized as of April 1, 2018.

(b) New and revised IFRS standards in issue but not yet effective

IFRS 16, Leases (“IFRS 16”)

IFRS 16 was issued by the IASB in January 2016 and brings most leases onto the statement of financial position for lessees under a single model, eliminating the distinction between operating and finance leases. Under IFRS 16, a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly, and the liability accrues interest. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease or an entity's incremental borrowing rate if the implicit rate cannot be readily determined. Lessees are permitted to make an election for leases with a term of 12 months or less, or where the underlying asset is of low value and not recognize lease assets and lease liabilities. The expense associated with these leases can be recognized on a straight-line basis over the lease term or on another systematic basis. A lessee will apply IFRS 16 to its leases either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying IFRS 16 being recognized at the date of initial application.

IFRS 16 is effective for the Company for its year beginning April 1, 2019 with early adoption permitted. The Company is continuing to assess the impact of this new standard on its financial position and financial performance.

Amendments to IFRS 3, Business Combinations (“IFRS 3”)

In October 2018, the IASB issued “Definition of a Business (Amendments to IFRS 3)”. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment provides an assessment framework to determine when a series of integrated activities is not a business.

The amendments are effective for business combinations and asset acquisitions occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.

(c) Change in accounting policies

Effective April 1, 2018, the Company has changed its accounting policy with respect to production and fulfillment related depreciation. Prior to this change the Company expensed all depreciation and amortization costs as operating expenses. The Company now capitalizes production related depreciation and amortization to biological assets and inventory and expenses this depreciation to costs of goods sold as inventory is sold. In addition, depreciation and amortization associated with shipping and fulfillment is now recorded to cost of goods sold as incurred. Previously this depreciation and amortization was grouped with other depreciation and amortization on the consolidated statements of operations. The Company believes that the revised policy and presentation provides more relevant financial information to users of the consolidated financial statements.

The Company’s revised accounting policies are as follows:

Biological assets

The Company’s biological assets consist of cannabis plants. The Company capitalizes all the direct and indirect costs as incurred related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest including labour related costs, grow consumables, materials, utilities, facilities costs, quality and testing costs, and production related depreciation. The Company then measures the biological assets at fair value less cost to sell up to the point of harvest, which becomes the basis for the cost of finished goods inventories after harvest. Cost to sell includes post-harvest production, shipping and fulfillment costs. The net unrealized gains or losses arising from changes in fair value less cost to sell during the year are included in the consolidated statements of operations of the related reporting year. Seeds are measured at fair value.

Inventories

Inventories of harvested work-in-process and finished goods are valued at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value less cost to sell up to the point of harvest, which becomes the initial deemed cost. All subsequent direct and indirect post-harvest costs are capitalized to inventory as incurred, including labour related costs, consumables, materials, packaging supplies, utilities, facilities costs, quality and testing costs, and production related depreciation. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Inventories for resale and supplies and consumables are valued at the lower of costs and net realizable value, with cost determined using the weighted average cost basis.

The line item “Inventory production costs expensed to cost of sales” in the consolidated statements of operations is comprised of the cost of inventories expensed in the year and the direct and indirect costs of shipping and fulfillment including labour related costs, materials, shipping costs, customs and duties, royalties, utilities, facilities costs, and shipping and fulfillment related depreciation.

The change in accounting policy has been applied retrospectively. The Company has restated the comparative figures in the consolidated statements of operations and the consolidated statements of cash flows. The following tables summarize the effects of the change described above on the line items in the consolidated statements of operations and statements of cash flows for the year ended March 31, 2018, respectively:

	As previously		As
For the year ended March 31, 2018	reported	Adjustment	restated

Revenue	77,948	-	77,948
Inventory production costs expensed to cost of sales	37,790	2,423	40,213

Gross margin before the undernoted	40,158	(2,423)	37,735

Fair value changes in biological assets included in inventory sold and other inventory charges	66,268	1,593	67,861
Unrealized gain on changes in fair value of biological assets	(100,302)	3,581	(96,721)

Gross margin	74,192	(7,597)	66,595

Depreciation and amortization	20,486	(7,597)	12,889

	As previously		As
For the year ended March 31, 2018	reported	Adjustment	restated

Operating cash flows
Fair value changes in biological assets included in inventory sold and other inventory charges	66,268	1,593	67,861
Unrealized gain on changes in fair value of biological assets	(100,302)	3,581	(96,721)
Changes in non-cash operating working capital items	(28,519)	(5,174)	(33,693)